27. Operating costs and expenses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating costs and expenses [line items]
Cost of services provided and products sold	R$ (7,996,615)	R$ (7,433,731)	R$ (7,701,418)
Marketing expenses	(4,443,027)	(4,986,289)	(4,970,780)
General and administrative expenses	(1,673,290)	(1,717,859)	(1,608,319)
Total	(6,468,171)	(5,428,606)	(6,862,388)
Personnel [member]
Operating costs and expenses [line items]
Cost of services provided and products sold	(58,024)	(53,392)	(36,514)
Marketing expenses	(632,231)	(624,353)	(637,177)
General and administrative expenses	(321,967)	(392,984)	(357,878)
Total	(1,012,222)	(1,070,729)	(1,031,569)
Outsourced / Third-Party Services [member]
Operating costs and expenses [line items]
Cost of services provided and products sold	(587,835)	(569,242)	(518,762)
Marketing expenses	(1,743,644)	(2,041,646)	(2,169,624)
General and administrative expenses	(538,584)	(512,643)	(451,990)
Total	(2,870,063)	(3,123,531)	(3,140,376)
Interconnection And Means Of Connection [member]
Operating costs and expenses [line items]
Cost of services provided and products sold	(1,672,655)	(1,419,464)	(2,513,176)
Marketing expenses
General and administrative expenses
Total	(1,672,655)	(1,419,464)	(2,513,176)
Depreciation And Amortization [member]
Operating costs and expenses [line items]
Cost of services provided and products sold	(4,569,064)	(4,132,223)	(3,119,954)
Marketing expenses	(247,666)	(256,898)	(162,804)
General and administrative expenses	(710,282)	(739,860)	(671,562)
Total	(5,527,012)	(5,128,981)	(3,954,320)
Taxes, Fees And Contributions [member]
Operating costs and expenses [line items]
Cost of services provided and products sold	(28,675)	(32,120)	(31,754)
Marketing expenses	(761,152)	(817,369)	(866,197)
General and administrative expenses	(23,809)	(18,846)	(18,333)
Total	(813,636)	(868,335)	(916,284)
Rent And Insurance [member]
Operating costs and expenses [line items]
Cost of services provided and products sold	(316,650)	(291,302)	(591,226)
Marketing expenses	(107,550)	(121,795)	(146,877)
General and administrative expenses	(15,753)	(20,590)	(67,387)
Total	(439,953)	(433,687)	(805,490)
Cost Of Goods Sold [member]
Operating costs and expenses [line items]
Cost of services provided and products sold	(756,060)	(931,818)	(883,912)
Marketing expenses
General and administrative expenses
Total	(756,060)	(931,818)	(883,912)
Publicity And Advertising [member]
Operating costs and expenses [line items]
Cost of services provided and products sold
Marketing expenses	(377,184)	(355,234)	(421,588)
General and administrative expenses
Total	(377,184)	(355,234)	(421,588)
Losses On Doubtful Accounts [member]
Operating costs and expenses [line items]
Cost of services provided and products sold
Marketing expenses	(552,817)	(748,291)	(544,881)
General and administrative expenses
Total	(552,817)	(748,291)	(544,881)
Others [member]
Operating costs and expenses [line items]
Cost of services provided and products sold	(7,652)	(4,170)	(6,120)
Marketing expenses	(20,783)	(20,703)	(21,632)
General and administrative expenses	(62,895)	(32,936)	(41,169)
Total	R$ (91,330)	R$ (57,809)	R$ (68,921)